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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-21781


                         Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                 Pioneer Government Income Fund
                 Schedule of Investments 10/31/2010 (unaudited)
Principal Floating
Amount ($)Rate (d)                                                    Value

Float                                                      Value
          Rate
          (b)
               ASSET BACKED SECURITIES - 7.9 %
               Banks - 1.5 %
               Thrifts & Mortgage Finance - 1.5 %
2,034,522      Vendee Mtg. Trust, 4.25%  02/15/35                $2,164,048
  819,042      Vendee Mtg. Trust, 5.25%, 12/31/49                  935,883
                                                                 $3,099,931
               Total Banks                                       $3,099,931
               Diversified Financials - 5.0 %
               Asset Management & Custody Banks - 0.0 %
   89,964      FRHH R001 AE, 4.375%, 4/15/15                     $  91,461
               Diversified Finance Services - 4.0 %
1,687,785      Small Business Admin., 4.84%, 5/1/25              $1,839,419
1,207,878      Small Business Admin., 5.37%, 4/1/28               1,358,613
  813,907      Small Business Admin., 6.02%, 8/1/28                937,709
  470,262      Small Business Admin., 4.2%, 9/1/29                 508,214
1,299,222      Small Business Admin., 4.625%, 2/1/25              1,406,106
  809,204      Small Business Admin., 5.63%, 10/1/28               921,787
  272,702      Small Business Admin., 5.72%, 1/1/29                310,744
  874,299      Small Business Admin., 6.22%, 12/1/28               996,178
                                                                 $8,278,770
               Specialized Finance - 0.9 %
2,000,000 0.63 SLMA 2004-10 A6B, FRN, 4/27/26                    $1,999,800
               Total Diversified Financials                      $10,370,031
               Government - 1.3 %
               Government - 1.3 %
1,381,649      FHR 2931 QB, 4.5%, 03/15/18                       $1,420,220
1,000,000      FHR 3211 PB, 5.5%, 2/15/33                         1,062,130
  251,537      Freddie Mac, 5.0%, 8/15/35                          261,811
                                                                 $2,744,161
               Total Government                                  $2,744,161
               TOTAL ASSET BACKED SECURITIES
               (Cost  $15,113,108)                               $16,214,123
               COLLATERALIZED MORTGAGE
               OBLIGATIONS - 0.5 %
               Banks - 0.5 %
               Thrifts & Mortgage Finance - 0.4 %
1,000,000      NCUA Guaranteed Notes, 1.84%, 10/7/20             $1,000,000
               Total Banks                                       $1,000,000
               TOTAL COLLATERALIZED
               MORTGAGE OBLIGATIONS
               (Cost  $999,910)                                  $1,000,000
               CORPORATE BONDS - 14.0 %
               Banks - 2.4 %
               Diversified Banks - 2.4 %
5,000,000      Int'l. Bank for Reconstruction, 1.25%, 6/15/12    $5,035,740
               Total Banks                                       $5,035,740
               Diversified Financials - 11.6 %
               Specialized Finance - 11.5 %
3,125,000      Private Export Funding Corp., 4.55%, 5/15/15      $3,534,688
3,500,000      Private Export Funding Corp., 4.974%, 8/15/13      3,926,132
3,300,000      Private Export Funding Corp., 4.3%, 12/15/21       3,512,266
4,000,000      Private Export Funding Corp., 4.375%, 3/15/19      4,514,128
4,000,000      Private Export Funding Corp., 4.95%, 11/15/15      4,659,780
1,000,000      Private Export Funding Corp., 5.0%, 12/15/16       1,173,768
2,155,000      Private Export Funding Corp., 5.45%, 9/15/17       2,613,142
                                                                 $23,933,904
               Total Diversified Financials                      $23,933,904
               TOTAL CORPORATE BONDS
               (Cost  $27,201,510)                               $28,969,644
               U.S. GOVERNMENT AGENCY
               OBLIGATION - 69.9 %
5,438,554      Fannie Mae- Aces, 4.92%, 7/25/20                  $6,042,049
8,808,323      Fannie Mae- Aces, 6.3%, 4/25/19                    9,938,947
  987,357      Fannie Mae- Aces, 6.52%, 7/25/16                   1,045,567
1,844,706      Fannie Mae Grantor Trust, FRN, 7/25/43             1,968,725
6,400,000      Fannie Mae Pool, 4.5%, 6/1/19                      6,871,798
   44,113      Fannie Mae REMICS, 0.58125%, 9/25/20                 44,115
  264,591      Fannie Mae REMICS, 5.69%, 1/25/32                   276,780
  892,186      Federal Government Ln. Mtg. Corp., 6.0%, 1/1/38     968,102
  731,122      Federal Government Ln. Mtg. Corp., 6.0%, 11/1/33    808,869
   82,617      Federal Government Ln. Mtg. Corp., 6.0%, 5/1/16      88,995
   73,623      Federal Government Ln. Mtg. Corp., 6.0%, 6/1/16      79,336
  102,909      Federal Government Ln. Mtg. Corp., 6.0%, 8/1/18     112,634
   39,256      Federal Government Ln. Mtg. Corp., 6.5%, 5/1/31      44,259
    6,362      Federal Government Ln. Mtg. Corp., 7.0%, 6/1/31       7,229
1,042,098      Federal Home Ln. Mtg. Corp., 6.0%, 7/1/38          1,133,674
  321,450      Federal Home Ln. Mtg. Corp., 4.0%, 11/1/13          330,131
2,062,657      Federal Home Ln. Mtg. Corp., 4.64%, 11/1/14        2,266,286
  125,578      Federal Home Ln. Mtg. Corp., 5.5%, 1/1/34           135,773
  374,031      Federal Home Ln. Mtg. Corp., 6.0%, 1/1/33           414,974
  155,747      Federal Home Ln. Mtg. Corp., 6.0%, 7/1/36           169,778
  137,014      Federal Home Ln. Mtg. Corp., 7.0%, 10/1/46          151,566
   42,919      Federal Home Ln. Mtg. Corp., 7.0%, 3/1/14            46,095
  534,478      Federal National Mtg. Assoc., 4.0%, 9/1/20          563,574
  206,623      Federal National Mtg. Assoc., 4.5%, 11/1/20         220,548
3,600,000      Federal National Mtg. Assoc., 4.53%, 6/1/19        3,875,936
1,162,952      Federal National Mtg. Assoc., 4.987%, 6/1/15       1,300,741
  349,377      Federal National Mtg. Assoc., 5.0%, 1/1/20          377,339
  737,505      Federal National Mtg. Assoc., 5.0%, 10/1/34         788,472
  529,310      Federal National Mtg. Assoc., 5.0%, 3/1/23          564,394
  849,080      Federal National Mtg. Assoc., 5.0%, 7/1/34          907,757
  467,284      Federal National Mtg. Assoc., 5.0%, 8/1/18          501,738
  718,091      Federal National Mtg. Assoc., 5.5%, 2/1/25          778,625
  141,762      Federal National Mtg. Assoc., 5.72%, 11/1/28        157,240
   85,820      Federal National Mtg. Assoc., 5.72%, 6/1/29          95,510
   70,947      Federal National Mtg. Assoc., 5.75%, 3/1/33          78,685
  124,253      Federal National Mtg. Assoc., 5.9% 2/1/28           136,314
  158,486      Federal National Mtg. Assoc., 5.9%, 11/1/27         173,870
  161,742      Federal National Mtg. Assoc., 5.9%, 4/1/28          177,442
  851,531      Federal National Mtg. Assoc., 6.0%, 11/1/34         938,223
  174,077      Federal National Mtg. Assoc., 6.0%, 11/1/34         191,799
  407,766      Federal National Mtg. Assoc., 6.0%, 12/1/37         443,418
  729,260      Federal National Mtg. Assoc., 6.5%, 10/1/47         795,528
  278,724      Federal National Mtg. Assoc., 6.5%, 7/1/32          314,679
  332,493      Federal National Mtg. Assoc., 7.0%, 10/1/19         376,319
   57,315      Federal National Mtg. Assoc., 7.5%, 4/1/15           62,842
   37,807      Federal National Mtg. Assoc., 7.5%, 6/1/15           41,452
   60,024      Federal National Mtg. Assoc., 8.0%, 7/1/15           65,856
  390,497      Federal National Mtg. Assoc., 6.0%, 7/1/36          429,936
4,000,000      Government National Mtg. Assoc., 5.121%, 12/16/46  4,512,444
   24,350      Government National Mtg. Assoc. I, 6.5%, 1/15/32     27,507
   13,539      Government National Mtg. Assoc. I, 6.5%, 1/15/32     15,295
   14,900      Government National Mtg. Assoc. I, 6.5%, 1/15/32     16,965
  153,811      Government National Mtg. Assoc. I, 6.5%, 11/15/31   174,616
   41,128      Government National Mtg. Assoc. I, 6.5%, 12/15/31    46,691
   54,575      Government National Mtg. Assoc. I, 6.5%, 5/15/32     61,650
   67,891      Government National Mtg. Assoc. I, 6.5%, 9/15/32     76,693
  165,120      Government National Mtg. Assoc. I, 7.0%, 1/15/31    191,729
   37,905      Government National Mtg. Assoc. I, 7.0%, 12/15/30    43,981
   47,804      Government National Mtg. Assoc. I, 7.0%, 12/15/30    55,467
   46,302      Government National Mtg. Assoc. I, 7.0%, 4/15/31     53,764
   84,489      Government National Mtg. Assoc. I, 7.0%, 8/15/23     97,162
  122,381      Government National Mtg. Assoc. I, 7.0%, 9/15/29    142,230
   30,871      Government National Mtg. Assoc. I, 7.5%, 3/15/31     36,003
    8,324      Government National Mtg. Assoc. I, 7.5%, 8/15/29      9,675
  281,489      Government National Mtg. Assoc. II, 5.0%, 12/20/18  300,415
  284,065      Government National Mtg. Assoc. II, 5.0%, 2/20/19   303,432
   58,571      Government National Mtg. Assoc. II, 5.9%, 11/20/27   64,510
   90,065      Government National Mtg. Assoc. II, 5.9%, 11/20/27   99,197
   60,637      Government National Mtg. Assoc. II, 5.9%, 5/20/28    67,015
  176,209      Government National Mtg. Assoc. II, 5.9%, 7/20/28   194,743
   82,717      Government National Mtg. Assoc. II, 6.0%, 10/20/31   91,629
  394,309      Government National Mtg. Assoc. II, 6.0%, 10/20/33  436,743
  272,492      Government National Mtg. Assoc. II, 6.0%, 12/20/18  293,898
  232,217      Government National Mtg. Assoc. II, 6.0%, 6/20/34   256,543
   80,659      Government National Mtg. Assoc. II, 6.0%, 7/20/17    86,993
  152,672      Government National Mtg. Assoc. II, 6.0%, 7/20/19   164,685
   58,925      Government National Mtg. Assoc. II, 6.45%, 11/20/3   66,143
   57,677      Government National Mtg. Assoc. II, 6.45%, 7/20/32   64,742
   78,544      Government National Mtg. Assoc. II, 6.5%, 1/20/24    88,549
  118,816      Government National Mtg. Assoc. II, 6.5%, 10/20/32  133,572
  152,349      Government National Mtg. Assoc. II, 6.5%, 3/20/34   170,616
   44,628      Government National Mtg. Assoc. II, 6.5%, 4/20/31    50,415
   32,402      Government National Mtg. Assoc. II, 6.5%, 6/20/31    36,604
  150,021      Government National Mtg. Assoc. II, 6.5%, 8/20/28   168,986
   36,020      Government National Mtg. Assoc. II, 7.0%, 1/20/31    41,013
   26,069      Government National Mtg. Assoc. II, 7.0%, 11/20/31   29,682
   18,762      Government National Mtg. Assoc. II, 7.0%, 2/20/29    21,334
   29,291      Government National Mtg. Assoc. II, 7.0%, 5/20/26    33,216
   59,920      Government National Mtg. Assoc. II, 7.0%, 6/20/28    68,080
   65,068      Government National Mtg. Assoc. II, 7.0%, 7/20/31    74,086
   62,336      Government National Mtg. Assoc. II, 7.0%, 8/20/27    70,761
   16,106      Government National Mtg. Assoc. II, 7.5%, 12/20/30   18,674
   27,400      Government National Mtg. Assoc. II, 7.5%, 5/20/30    31,769
   10,329      Government National Mtg. Assoc. II, 7.5%, 6/20/30    11,976
   27,794      Government National Mtg. Assoc. II, 7.5%, 7/20/30    32,225
   32,023      Government National Mtg. Assoc. II, 7.5%, 8/20/30    37,129
   35,725      Government National Mtg. Assoc. II, 8.0%, 2/20/30    42,801
   23,077      Government National Mtg. Assoc. II, 8.0%, 3/20/30    27,647
   57,798      Government National Mtg. Assoc. II, 8.0%, 4/20/30    69,382
      117      Government National Mtg. Assoc. II, 8.0%, 5/20/25       138
   28,920      Government National Mtg. Assoc. II, 8.0%, 5/20/30    34,648
   12,322      Government National Mtg. Assoc. II, 9.0%, 11/20/24   14,548
    7,316      Government National Mtg. Assoc. II, 9.0%, 3/20/22     8,585
    1,449      Government National Mtg. Assoc. II, 9.0%, 4/20/22     1,700
    4,158      Government National Mtg. Assoc. II, 9.0%, 9/20/21     4,854
16,000,000     Government National Mtg. Assoc., 1.524, 02/16/52   1,094,406
14,892,621     Government National Mtg. Assoc., 1.86376%, 4/16/51 1,186,455
2,493,291      Government National Mtg. Assoc., 2.351%,  6/16/50  2,552,798
2,000,000      Government National Mtg. Assoc., 3.025%, 2/16/30   2,093,562
1,000,000      Government National Mtg. Assoc., 4.07%, 11/16/40   1,085,101
  170,000      Government National Mtg. Assoc., 4.175%, 1/16/38    184,736
   92,941      Government National Mtg. Assoc., 4.5%, 12/15/19      99,713
  182,304      Government National Mtg. Assoc., 4.5%, 4/15/18      194,522
  241,328      Government National Mtg. Assoc., 4.5%, 4/15/20      258,767
  383,847      Government National Mtg. Assoc., 4.5%, 6/15/19      411,814
  333,127      Government National Mtg. Assoc., 4.5%, 6/15/19      357,399
  559,254      Government National Mtg. Assoc., 4.5%, 7/20/34      567,610
  100,777      Government National Mtg. Assoc., 4.5%, 8/15/19      108,143
2,000,000 4.82 Government National Mtg. Assoc., 4.824%, 12/16/50  2,153,308
  143,948      Government National Mtg. Assoc., 5.0%, 1/20/20      153,760
  321,375      Government National Mtg. Assoc., 5.0%, 2/15/19      346,083
  981,481      Government National Mtg. Assoc., 5.0%, 7/20/39     1,005,355
  250,000      Government National Mtg. Assoc., 5.027%,  04/16/38  281,291
  280,330      Government National Mtg. Assoc., 5.5%, 1/15/29      306,145
  264,030      Government National Mtg. Assoc., 5.5%, 10/15/19     287,278
  199,863      Government National Mtg. Assoc., 5.5%, 10/15/34     217,850
  124,437      Government National Mtg. Assoc., 5.5%, 4/15/19      136,054
  163,435      Government National Mtg. Assoc., 5.5%, 4/15/31      179,880
  275,856      Government National Mtg. Assoc., 5.5%, 5/15/33      300,854
   59,309      Government National Mtg. Assoc., 5.5%, 6/15/18       64,540
  405,944      Government National Mtg. Assoc., 5.5%, 8/15/33      442,730
  140,355      Government National Mtg. Assoc., 5.5%, 9/15/33      154,565
   74,070      Government National Mtg. Assoc., 5.72%, 10/15/28     81,513
  162,960      Government National Mtg. Assoc., 5.72%, 4/15/29     179,272
   79,309      Government National Mtg. Assoc., 5.72%, 5/20/29      87,405
   77,255      Government National Mtg. Assoc., 5.75%, 4/20/33      85,158
   78,682      Government National Mtg. Assoc., 5.75%, 4/20/33      86,731
   96,438      Government National Mtg. Assoc., 5.75%, 5/20/33     106,303
  510,653      Government National Mtg. Assoc., 5.75%, 6/20/33     562,893
  505,485      Government National Mtg. Assoc., 6.0%  11/15/37     555,536
  860,702      Government National Mtg. Assoc., 6.0%,  8/15/38     945,655
   38,296      Government National Mtg. Assoc., 6.0%, 1/15/24       42,199
  122,021      Government National Mtg. Assoc., 6.0%, 1/15/33      135,285
  199,128      Government National Mtg. Assoc., 6.0%, 1/15/33      220,898
  297,782      Government National Mtg. Assoc., 6.0%, 1/20/33      329,721
   16,287      Government National Mtg. Assoc., 6.0%, 10/15/28      18,068
   44,938      Government National Mtg. Assoc., 6.0%, 10/15/32      49,851
   85,218      Government National Mtg. Assoc., 6.0%, 10/15/32      94,534
  154,219      Government National Mtg. Assoc., 6.0%, 10/15/32     171,080
  139,585      Government National Mtg. Assoc., 6.0%, 10/15/32     154,845
  499,345      Government National Mtg. Assoc., 6.0%, 10/15/34     552,376
  125,800      Government National Mtg. Assoc., 6.0%, 10/15/34     139,160
  140,903      Government National Mtg. Assoc., 6.0%, 10/15/34     156,924
   39,872      Government National Mtg. Assoc., 6.0%, 11/15/32      44,231
   30,991      Government National Mtg. Assoc., 6.0%, 11/15/32      34,379
  341,335      Government National Mtg. Assoc., 6.0%, 11/15/33     378,439
  511,975      Government National Mtg. Assoc., 6.0%, 12/15/23     563,483
  336,115      Government National Mtg. Assoc., 6.0%, 12/15/32     375,364
   45,274      Government National Mtg. Assoc., 6.0%, 12/15/32      50,223
  577,482      Government National Mtg. Assoc., 6.0%, 12/15/32     649,078
  317,406      Government National Mtg. Assoc., 6.0%, 12/15/32     352,391
   46,317      Government National Mtg. Assoc., 6.0%, 12/15/32      51,380
  208,441      Government National Mtg. Assoc., 6.0%, 12/15/32     234,283
  534,286      Government National Mtg. Assoc., 6.0%, 12/15/32     600,525
  258,211      Government National Mtg. Assoc., 6.0%, 2/15/29      286,441
  117,771      Government National Mtg. Assoc., 6.0%, 2/15/33      130,573
  458,054      Government National Mtg. Assoc., 6.0%, 2/15/33      507,845
  244,294      Government National Mtg. Assoc., 6.0%, 2/15/33      270,849
  300,716      Government National Mtg. Assoc., 6.0%, 2/15/33      333,404
   65,337      Government National Mtg. Assoc., 6.0%, 2/15/33       72,439
  109,466      Government National Mtg. Assoc., 6.0%, 3/15/19      119,597
  106,307      Government National Mtg. Assoc., 6.0%, 3/15/19      116,146
  121,438      Government National Mtg. Assoc., 6.0%, 3/15/33      134,638
  201,999      Government National Mtg. Assoc., 6.0%, 3/15/33      223,956
   76,832      Government National Mtg. Assoc., 6.0%, 3/15/33       85,184
  402,039      Government National Mtg. Assoc., 6.0%, 3/15/34      449,762
  178,199      Government National Mtg. Assoc., 6.0%, 4/15/28      196,755
   72,746      Government National Mtg. Assoc., 6.0%, 4/15/33       80,654
  104,216      Government National Mtg. Assoc., 6.0%, 5/15/33      115,544
  328,663      Government National Mtg. Assoc., 6.0%, 6/15/31      364,595
  222,296      Government National Mtg. Assoc., 6.0%, 6/15/34      245,904
  955,266      Government National Mtg. Assoc., 6.0%, 6/16/32     1,043,042
  139,059      Government National Mtg. Assoc., 6.0%, 8/15/34      154,321
  441,658      Government National Mtg. Assoc., 6.0%, 8/15/34      489,667
    9,971      Government National Mtg. Assoc., 6.0%, 9/15/32       11,061
  186,426      Government National Mtg. Assoc., 6.0%, 9/15/32      206,808
  427,050      Government National Mtg. Assoc., 6.0%, 9/15/32      473,738
  122,420      Government National Mtg. Assoc., 6.0%, 9/15/33      135,727
  108,936      Government National Mtg. Assoc., 6.0%, 9/15/34      120,505
  444,556      Government National Mtg. Assoc., 6.0%, 9/15/35      492,262
    8,849      Government National Mtg. Assoc., 6.00%, 11/15/28      9,816
  102,524      Government National Mtg. Assoc., 6.45%, 1/20/33     114,813
   33,837      Government National Mtg. Assoc., 6.5%, 1/15/15       36,268
   90,986      Government National Mtg. Assoc., 6.5%, 1/15/32      102,782
   93,093      Government National Mtg. Assoc., 6.5%, 10/15/24     104,521
   75,139      Government National Mtg. Assoc., 6.5%, 10/15/28      85,584
   16,796      Government National Mtg. Assoc., 6.5%, 10/15/28      19,131
    2,990      Government National Mtg. Assoc., 6.5%, 10/15/31       3,394
   89,945      Government National Mtg. Assoc., 6.5%, 2/15/28      102,448
   67,946      Government National Mtg. Assoc., 6.5%, 2/15/29       77,222
   92,179      Government National Mtg. Assoc., 6.5%, 2/15/32      104,129
   67,694      Government National Mtg. Assoc., 6.5%, 2/15/32       76,470
   32,395      Government National Mtg. Assoc., 6.5%, 2/15/32       36,594
   57,159      Government National Mtg. Assoc., 6.5%, 2/15/32       64,569
   82,765      Government National Mtg. Assoc., 6.5%, 2/15/32       93,494
   66,856      Government National Mtg. Assoc., 6.5%, 3/15/29       75,983
  197,870      Government National Mtg. Assoc., 6.5%, 3/15/29      224,882
  158,371      Government National Mtg. Assoc., 6.5%, 3/15/32      178,902
   78,236      Government National Mtg. Assoc., 6.5%, 4/15/17       85,787
   44,954      Government National Mtg. Assoc., 6.5%, 4/15/28       51,203
   98,233      Government National Mtg. Assoc., 6.5%, 4/15/28      111,450
   17,682      Government National Mtg. Assoc., 6.5%, 4/15/32       19,974
   62,840      Government National Mtg. Assoc., 6.5%, 4/15/32       70,986
  235,088      Government National Mtg. Assoc., 6.5%, 4/15/32      265,565
  130,291      Government National Mtg. Assoc., 6.5%, 4/15/33      146,856
   17,229      Government National Mtg. Assoc., 6.5%, 5/15/29       19,581
   65,693      Government National Mtg. Assoc., 6.5%, 5/15/31       74,579
   47,631      Government National Mtg. Assoc., 6.5%, 5/15/32       53,806
   17,842      Government National Mtg. Assoc., 6.5%, 5/15/32       20,155
  221,254      Government National Mtg. Assoc., 6.5%, 5/15/32      249,938
   59,519      Government National Mtg. Assoc., 6.5%, 6/15/17       65,263
   28,881      Government National Mtg. Assoc., 6.5%, 6/15/28       32,836
   33,382      Government National Mtg. Assoc., 6.5%, 6/15/29       37,939
   36,911      Government National Mtg. Assoc., 6.5%, 6/15/31       41,903
   33,699      Government National Mtg. Assoc., 6.5%, 6/15/31       38,257
   25,190      Government National Mtg. Assoc., 6.5%, 6/15/32       28,455
   39,721      Government National Mtg. Assoc., 6.5%, 6/15/32       44,870
   55,586      Government National Mtg. Assoc., 6.5%, 6/15/32       63,074
   78,163      Government National Mtg. Assoc., 6.5%, 7/15/31       88,736
   72,797      Government National Mtg. Assoc., 6.5%, 7/15/32       82,235
   53,151      Government National Mtg. Assoc., 6.5%, 7/15/32       60,041
   32,425      Government National Mtg. Assoc., 6.5%, 8/15/28       36,932
   20,418      Government National Mtg. Assoc., 6.5%, 8/15/31       23,180
  132,540      Government National Mtg. Assoc., 6.5%, 8/15/32      151,784
  118,675      Government National Mtg. Assoc., 6.5%, 8/15/32      134,059
   72,752      Government National Mtg. Assoc., 6.5%, 9/15/31       82,593
   46,353      Government National Mtg. Assoc., 6.5%, 9/15/31       52,623
  108,035      Government National Mtg. Assoc., 6.5%, 9/15/32      122,040
  269,628      Government National Mtg. Assoc., 6.75%, 4/15/26     310,416
   51,430      Government National Mtg. Assoc., 7.0%, 1/15/28       59,569
   38,237      Government National Mtg. Assoc., 7.0%, 10/15/16      41,453
   32,415      Government National Mtg. Assoc., 7.0%, 11/15/26      37,439
   88,721      Government National Mtg. Assoc., 7.0%, 11/15/29     102,859
   26,872      Government National Mtg. Assoc., 7.0%, 11/15/31      31,202
  106,224      Government National Mtg. Assoc., 7.0%, 12/15/30     123,077
   56,106      Government National Mtg. Assoc., 7.0%, 2/15/28       64,986
   39,467      Government National Mtg. Assoc., 7.0%, 3/15/28       45,713
   83,455      Government National Mtg. Assoc., 7.0%, 3/15/32       96,423
   51,977      Government National Mtg. Assoc., 7.0%, 4/15/28       60,204
   71,154      Government National Mtg. Assoc., 7.0%, 4/15/32       82,210
   82,685      Government National Mtg. Assoc., 7.0%, 5/15/29       95,861
   21,577      Government National Mtg. Assoc., 7.0%, 5/15/31       25,054
   68,545      Government National Mtg. Assoc., 7.0%, 6/15/27       79,203
   37,651      Government National Mtg. Assoc., 7.0%, 6/15/29       43,651
  108,771      Government National Mtg. Assoc., 7.0%, 7/15/25      125,129
   43,308      Government National Mtg. Assoc., 7.0%, 7/15/28       50,162
   70,732      Government National Mtg. Assoc., 7.0%, 7/15/28       81,836
   36,063      Government National Mtg. Assoc., 7.0%, 7/15/29       41,043
    1,489      Government National Mtg. Assoc., 7.0%, 8/15/11        1,529
  214,728      Government National Mtg. Assoc., 7.0%, 9/15/24      246,937
   71,183      Government National Mtg. Assoc., 7.0%, 9/15/31       82,655
   84,859      Government National Mtg. Assoc., 7.5%, 10/15/23      97,654
  128,002      Government National Mtg. Assoc., 7.5%, 10/15/27     148,378
   24,071      Government National Mtg. Assoc., 7.5%, 10/15/29      27,975
   48,616      Government National Mtg. Assoc., 7.5%, 11/15/30      56,565
    5,791      Government National Mtg. Assoc., 7.5%, 12/15/25       6,702
   59,842      Government National Mtg. Assoc., 7.5%, 2/15/27       69,368
   19,105      Government National Mtg. Assoc., 7.5%, 2/15/31       22,282
   27,249      Government National Mtg. Assoc., 7.5%, 3/15/23       31,477
   86,790      Government National Mtg. Assoc., 7.5%, 3/15/27      100,467
   11,572      Government National Mtg. Assoc., 7.5%, 3/15/32       13,465
   40,582      Government National Mtg. Assoc., 7.5%, 4/15/23       46,879
   53,261      Government National Mtg. Assoc., 7.5%, 4/15/29       61,749
    4,082      Government National Mtg. Assoc., 7.5%, 6/15/24        4,727
   24,442      Government National Mtg. Assoc., 7.5%, 6/15/29       28,366
   14,515      Government National Mtg. Assoc., 7.5%, 8/15/25       16,798
    1,731      Government National Mtg. Assoc., 7.5%, 8/15/29        2,011
   22,200      Government National Mtg. Assoc., 7.5%, 9/15/25       25,692
    9,140      Government National Mtg. Assoc., 7.5%, 9/15/25       10,578
   11,865      Government National Mtg. Assoc., 7.5%, 9/15/30       13,805
   35,513      Government National Mtg. Assoc., 8.0%, 1/20/28       39,248
  136,448      Government National Mtg. Assoc., 8.25%, 5/15/20     155,653
      101      Government National Mtg. Assoc., 8.5%, 2/15/23          121
    3,189      Government National Mtg. Assoc., 8.5%, 8/15/21        3,789
   17,652      Government National Mtg. Assoc., 9.0%, 1/15/20       20,556
    3,262      Government National Mtg. Assoc., 9.0%, 10/15/16       3,284
    2,869      Government National Mtg. Assoc., 9.0%, 12/15/19       3,323
    3,159      Government National Mtg. Assoc., 9.0%, 3/15/20        3,607
      949      Government National Mtg. Assoc., 9.0%, 4/15/20          955
    3,238      Government National Mtg. Assoc., 9.0%, 6/15/22        3,813
      186      Government National Mtg. Assoc., 9.0%, 9/15/21          187
      836      Government National Mtg. Assoc., 9.0%, 9/15/21          979
14,828,17 0.00 Government National Mtg. Assoc., FRN, 11/16/51      697,458
  350,000 0.00 Government National Mtg. Assoc., FRN, 3/16/32       373,674
  350,000 0.00 Government National Mtg. Assoc., FRN, 6/16/32       402,820
15,000,00 1.53 Government National Mtg. Assoc., FRN, 12/16/51     1,051,118
   70,069      Government National Mtg. Assoc. II,  6.45%, 10/20/12   78,652
1,593,760      New Valley Generation I, 7.299%, 3/15/19           1,919,046
  563,452      New Valley Generation V, 4.929%, 1/15/21            623,967
3,000,000      Tennessee Valley Authority, 5.5%, 6/15/38          3,499,359
1,500,000      Tennessee Valley Authority, 6.25%, 12/15/17        1,885,524
  469,742      U.S. Treasury Inflation Index Bonds, 3.62%, 4/15/20  652,978
4,037,680      U.S. Treasury Inflation Notes, 1.375%, 1/15/20     4,384,351
1,041,940      U.S. Treasury Inflation Notes, 1.625%, 1/15/18     1,151,019
1,016,690      U.S. Treasury Inflation
               Protected Security, 2.125%, 1/15/19                1,166,016
2,000,000      U.S. Treasury Notes, 5.5%, 8/15/28                 2,518,124
3,000,000      U.S. Treasury Notes, 3.5%, 2/15/39                 2,746,875
3,500,000      U.S. Treasury Notes, 0.3.5%,  5/15/20              3,774,820
2,500,000      U.S. Treasury Notes, 0.75%, 8/15/13                2,520,313
2,300,000      U.S. Treasury Notes, 0.875%, 2/29/12               2,318,423
2,300,000      U.S. Treasury Notes, 0.875%, 4/30/11               2,307,907
  650,000      U.S. Treasury Notes,1.0%  12/31/11                  655,459
  100,000      U.S. Treasury Notes, 1.0%, 10/31/11                 100,746
1,400,000      U.S. Treasury Notes, 1.875%, 8/31/17               1,401,750
1,500,000      U.S. Treasury Notes, 3.125%, 4/30/17               1,627,032
6,625,000      U.S. Treasury Notes, 4.25%, 5/15/39                6,914,844
  850,000      U.S. Treasury Notes, 8.125%, 5/15/21               1,272,344
1,000,000      U.S. Treasury Notes, 8.75%, 8/15/20                1,535,000
1,900,000      U.S. Treasury Notes, 4.5%, 5/15/38                 2,073,968
                                                                 $144,325,141
               TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS
               (Cost  $135,222,192)                              $144,325,141
               SOVEREIGN ISSUES - 4.8%
5,345,000      Financing Corp, 10.35%, 8/3/18                    $8,276,871
  500,000      Federal National Mtg. Assoc.,
               Debenture, 10.35%, 12/10/15                         714,437
  750,644      Small Business Admin.istration, 6.14%, 1/1/22       835,212
                                                                 $9,826,520
               TOTAL SOVEREIGN ISSUES
               (Cost $ 8,709,098)                                $9,826,520

               FOREIGN GOVERNMENT BONDS - 2.4%
2,000,000      Israel Government AID Bond, 5.5%, 4/26/24         $2,464,834
2,000,000      Israel Government AID Bond, 5.5%, 9/18/23          2,450,392
                                                                 $4,915,226
               TOTAL FOREIGN GOVERNMENT BONDS
               (Cost $ 4,560,181)                                $4,915,226
               TOTAL INVESTMENT IN SECURITIES - 99.4%
               (Cost  $191,805,999) (a)                          $205,250,654
               OTHER ASSETS AND LIABILITIES - 0.6%               $1,159,819
               TOTAL NET ASSETS - 100.0%                         $206,410,473

     FRN       Floating Rate Note

     (a)       At October 31, 2010, the net unrealized
                gain on investments based on
               cost for federal income tax purposes of
                $192,409,006 was as follows:

               Aggregate gross unrealized gain for all
               investments in which
               there is an excess of value over tax cost         $13,236,031

               Aggregate gross unrealized loss for all
               investments in which
               there is an excess of tax cost over value          (394,383)

               Net unrealized gain                               $12,841,648

     (b)       Debt obligation with a variable interest rate.
               Rate shown is rate at end of period.

               Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
               Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

                 The following is a summary of the inputs used as of October 31, 2010, in valuing the Fund's assets:

                                  Level 1   Level 2  Level 3    Total
Asset Backed Securities             $0    $16,214,123  $0     $16,214,123
Collateralized Mortgage Oblig        0      1,000,000   0       1,000,000
Corporate Bonds                      0     28,969,644   0      28,969,644
U.S. Government Agency Oblig         0    144,325,141  0      144,325,141
Foreign Government Bonds             0      2,190,308   0       2,190,308
Sovereign Issue                      0      9,826,520   0       9,826,520
Temporary Cash Investments           0      4,915,226   0       4,915,226
Total                               $0   $205,250,654  $0    $205,250,654

Other Financial Instruments*		$(29,219)
*other financial instruments include futures contracts

               Pioneer Institutional Money Market Fund
               Schedule of Investments 10/31/2010 (unaudited)

PrincipalFloating
Amount($)Rate (b)                                                     Value

Amount   Rate
  ($)     (b)  CORPORATE BONDS - 3.5 %
               Banks - 3.1 %
               Diversified Banks - 3.1 %
3,860,00 0.63  BNP Paribas, FRN, 2/11/11                          $3,860,247
1,200,000      Rabobank Nederland NV, 0.51%, 8/16/14               1,200,000
1,610,00 0.30  Westpac Banking Corp., FRN, 3/2/11                  1,610,000
                                                                  $6,670,247
               Total Banks                                        $6,670,247
               Diversified Financials - 0.4 %
               Consumer Finance - 0.4 %
 770,000       Toyota Motor Credit Corp., 0.32141%, 12/20/10      $ 770,067
               Total Diversified Financials                       $ 770,067
               Total Corporate Bonds
               (Cost  $7,440,314)                                 $7,440,314
               U.S. GOVERNMENT AGENCY
               OBLIGATIONS - 22.4 %
 690,000 0.75  Federal Farm Credit Bank, FRN, 5/12/11             $ 691,473
1,100,000      Federal Home Loan Bank, 0.2%, 5/6/11                1,099,716
1,275,000      Federal Home Loan Bank, 0.24%, 5/6/11               1,274,736
 515,000       Federal Home Loan Bank, 0.33%, 2/28/12               515,207
1,395,00 0.29  Federal Home Loan Bank, FRN, 5/27/11                1,395,000
4,407,000      Federal Home Loan Mtg. Corp., 0.34969%, 4/1/11      4,410,253
1,160,00 0.33  Federal Home Loan Mtg. Corp., FRN, 11/7/11          1,160,477
3,100,00 0.33  Federal Home Loan Mtg. Corp., FRN, 2/14/11          3,101,044
1,630,000      U.S. Treasury Bills, 0.1545%, 2/3/11               $1,629,351
6,505,000      U.S. Treasury Bills, 0.362%, 1/13/11                6,502,002
8,100,000      U.S. Treasury Bills, 0.1505%, 12/23/10              8,098,239
5,965,000      U.S. Treasury Bills, 0.18%, 3/3/11                  5,961,412
7,945,000      U.S. Treasury Bills, 0.2%, 1/6/11                   7,942,606
4,430,000      U.S. Treasury Bills, 0.1495, 12/30/10               4,428,875
               Total U.S. Government Agency Obligations           $48,210,391
               (Cost  $48,210,391)                                $48,210,391
               MUNICIPAL BONDS - 11.7 %
               Municipal Airport - 1.5 %
3,150,00 0.26  Metropolitan Washington Airport, FRN, 10/1/39      $3,150,000
               Municipal Education - 0.1 %
 200,000 0.50  Illinois Financial Auth. Revenue, FRN, 9/1/41      $ 200,000
               Municipal Higher Education - 6.6 %
1,140,000 0.18  Connecticut State Health & Ed., FRN, 7/1/33        $1,140,000
1,225,000 0.20  Connecticut State Health & Ed., FRN, 7/1/36         1,225,000
1,050,000 0.24  District of Columbia, FRN, 4/1/41                   1,050,000
3,120,000 0.22  Maryland State Health & Higher
               Edl. Facilities Auth. Rev., FRN, 7/1/36             3,120,000
2,695,000      Syracuse Industrial, 0.15%, 12/1/35                 2,695,000
3,880,000 0.29  University of Minnesota, FRN, 12/1/36               3,880,000
1,065,000 0.23  Wisconsin State Health & Ed. Facilities
               Rev., FRN, 12/1/30                                  1,065,000
                                                                  $14,175,000
               Municipal Medical - 1.6 %
 525,000 0.27  Harris County Texas Health, FRN, 12/1/41           $ 525,000
2,290,000 0.27  Illinois Finance Auth., FRN, 7/1/32                 2,290,000
 615,000 0.26  Oregon State Facilities Auth., FRN, 5/1/47           615,000
                                                                  $3,430,000
               Municipal Utilities - 0.7 %
1,630,000 0.29  Gainesville Florida Utilities, FRN, 10/1/38        $1,630,000
               Municipal Water - 1.2 %
1,200,000 0.25  Boston Mass. Water & Sewer Commission
               Rev., FRN, 11/1/24                                 $1,200,000
 840,000 0.25  County of King Washington, FRN, 1/1/40               840,000
 500,000 0.29  Texas Water Development Board, FRN, 7/15/19          500,000
                                                                  $2,540,000
               Total Municipal Bonds
               (Cost  $25,125,000)                                $25,125,000

               TEMPORARY CASH INVESTMENTS - 62.2 %
               Commercial Paper - 16.0 %
2,240,000 0.31  Bank of Nova Scotia/Houston, FRN, 7/6/11           $2,237,776
2,625,000      Harvard University, 0.25%, 1/4/11                   2,623,833
 505,000       Johns Hopkins University, 0.23%, 11/5/10             505,000
 200,000       Johns Hopkins University, 0.25%, 11/5/10             200,000
1,240,000      Mass. Health & Edl. Facs. Auth., 0.25%, 12/3/10     1,240,000
1,040,000      Mass. Health & Edl. Facs. Auth., 0.21%, 11/3/10     1,040,000
 510,000       National Rural Utilities Cooperative
               Finance Corp., 0.24%, 11/10/10                       509,969
 520,000       Nordea North America, Inc., 0.25%, 12/1/10           519,780
 510,000       Nordea North America, Inc., 0.25%, 12/6/10           509,876
 200,000       Private Colleges & Universities, 0.28%, 11/1/10      200,000
1,285,000      Royal Bank of Canada, 0.47%, 11/23/10               1,285,164
 570,000 0.39  Royal Bank of Canada, FRN, 10/3/11                   570,000
2,575,000 0.26  Royal Bank of Canada, FRN, 11/17/10                 2,574,914
1,065,000 0.85  Royal Bank of Canada, FRN, 8/1/11                   1,065,000
 520,000       State Street Corp., 0.25%, 1/3/11                    519,772
1,290,000      State Street Corp., 0.26%, 12/6/10                  1,289,674
 580,000       Svenska Handelsbanken, 0.26%, 12/23/10               580,008
 570,000       Svenska Handelsbanken, 0.27%, 11/18/10               570,005
 555,000       Svenska Handelsbanken Inc., 0.25%, 12/17/10          554,823
1,240,000      Texas A&M University, 0.28%, 1/3//11                1,240,000
2,550,000      Texas Public Finance Auth., 0.29%, 12/6/10          2,550,000
 300,000       Texas Public Finance Auth., 0.29%, 12/6/10           300,000
1,100,000      Toronto Dominion Bank, 0.0%, 2/4/11                 1,100,000
 910,000       Toronto Dominion Bank, 0.23%, 3/10/11                910,000
1,370,000      Toronto Dominion Bank/NY, 0.24%, 12/1/10            1,370,000
1,030,000 0.31  Toronto Dominion Bank/NY, FRN, 5/19/11              1,030,003
 510,000       Toyota Motor Credit Corp., 0.26%, 1/3/11             509,768
 970,000       University of Minnesota, 0.3%, 11/8/10               970,000
1,630,000      University of Texas, 0.24%, 12/2/10                 1,630,000
 510,000       University of Texas, 0.22%, 11/4/10                  510,000
1,640,000      Vanderbilt University, 0.27%, 1/28/11               1,640,000
2,060,000      Yale University, 0.25%, 1/5/11                      2,059,078
               Total Commercial Paper                             $34,414,443

               Repurchase Agreements - 41.0 %
2,000,000      Bank of America, Inc., 0.2%, dated 10/29/10,
               repurchase price of $2,000,000
               plus accrued interest on 11/1/10
                collateralized by
               $2,012,973 U.S. Treasury Notes, 3.125%, 5/15/19     2,000,000

14,870,000     Bank of America, Inc., 0.22%, dated 10/29/10,
                repurchase price of $14,870,000
               plus accrued interest on 11/1/10
               collateralized by
               $15,121,748 Federal National Mtg.
               Assoc., 4.0%, 10/1/40                               14,870,000

12,700,000     Barclays Plc, 0.18%, dated 10/29/10,
               repurchase price of $12,700,000
               plus accrued interest on 11/1/10
               collateralized by the following:
               $8,953,087 Federal National Mtg. Assoc.,
               4.5%, 6/1/40 - 9/1/40
               $3,959,150 Freddie Mac Giant, 4.0%, 10/1/40         12,700,000

2,000,000      Barclays Plc, 0.18%, dated 10/29/10,
               repurchase price of $2,000,000
               plus accrued interest on 11/1/10
               collateralized by
               $2,034,379 U.S. Treasury Notes, 1.375%, 2/15/12     2,000,000

16,090,000     BNP Paribas SA, 0.23%, dated 10/29/10,
               repurchase price of $16,090,000 plus accrued
               interest on 11/1/10 collateralized
               by the following:
               $9,977,774 Federal National Mtg.
               Assoc. (ARM), 2.673% - 5.446%, 1/1/23 - 10/1/40
               $6,387,408 Federal Home Loan Mtg. Corp.,
               0.0% - 5.416%, 1/5/36 - 10/1/40                     16,090,000

2,000,000      Deutsche Bank, 0.2%, dated 10/29/10,
               repurchase price of $2,000,000
               plus accrued interest on 11/1/10
                collateralized by $2,035,676
               U.S. Treasury Notes, 0.875, 1/31/12                 2,000,000

14,780,000     Deutsche Bank Securities, Inc, 0.22%,
               dated 10/29/10,
               repurchase price of $14,780,000
               plus accrued interest on 11/1/10
               collateralized by $15,014,671
               Federal National Mtg. Assoc.,
               5.0% - 6.0%, 6/1/35 - 2/1/38                        14,780,000

7,720,000      JPMorgan Securities, Inc., 0.22%, dated 10/29/10,
               repurchase price of $7,720,000
               plus accrued interest on 11/1/10 collateralized by
                $7,874,432 Freddie Mac Giant
               3.5% - 11.5%, 2/1/11 - 3/1/48                       7,720,000

16,090,000     SG Americas Securities LLC, 0.22%, dated 10/29/10,
                repurchase price of $16,090,000
               plus accrued interest on 11/1/10
               collateralized by the following:
               $8,669,213 Federal National Mtg. Assoc.,
               5.5%, 11/1/37 - 12/1/39
               $7,680,100 Freddie Mac Giant,
               4.5% - 6.5%, 11/1/37 - 11/1/39                      16,090,000

               Total Repurchase Agreements
               (Cost $88,250,000)                                 $88,250,000
 Shares        Money Market Mutual Fund - 5.1 %
10,941,659     BlackRock Liquidity Funds TempCash Portfolio       $10,941,659
               Total Money Market Mutual Fund                     $10,941,659
               Total Temporary Cash Investments
               (Cost  $133,606,102)                               $133,606,102
               TOTAL INVESTMENT IN SECURITIES - 99.7 %
               (Cost  $214,381,807) (a)                           $214,381,807
               OTHER ASSETS AND LIABILITIES - 0.3 %               $ 569,627
               TOTAL NET ASSETS - 100.0 %                         $214,951,434
          (a)  At October 31, 2010, cost for federal income tax
               purposes was $214,381,807.

          (b)  Debt obligation with a variable interest rate.
               Rate shown is rate at period end.


              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical
              securities
             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of October 31, 2010, in valuing the Fund's assets:
                              Level 1     Level 2     Level 3     Total
Corporate Bonds                 $0     $7,440,314      $0      $7,440,314
U.S. Government Agency Oblig     0      48,210,391      0      48,210,391
Municipal Bonds                  0      25,125,000      0      25,125,000
Temporary Cash Investments       0     122,664,443      0      122,664,443
Money Market Mutual funds   10,941,659          0       0      10,941,659
Total                     $10,941,659    $203,440,148  $0     214,381,807

            Pioneer Treasury Reserve Fund
            Schedule of Investments  10/31/2010 (unaudited)


Principal Amount ($)                                     Value
           U.S. Government Agency Obligations - 99.7 %
38,920,000 U.S. Treasury Bills, 0.0%, 11/4/10       $39,418,030
24,900,000 U.S. Treasury Bills, 0.0%, 12/16/10       24,895,430
6,500,000  U.S. Treasury Bills, 0.1545%, 2/3/11       6,497,378
20,000,000 U.S. Treasury Bills, 0.362%, 1/13/11      19,991,114
25,000,000 U.S. Treasury Bills, 0.0%, 12/9/10        24,996,240
28,600,000 U.S. Treasury Bills, 0.1445%, 11/12/10    28,598,724
3,600,000  U.S. Treasury Bills, 0.1505%, 12/23/10     3,599,220
13,300,000 U.S. Treasury Bills, 0.152%, 11/26/10     13,298,484
16,500,000 U.S. Treasury Bills, 0.18%, 3/3/11        16,490,031
18,000,000 U.S. Treasury Bills, 0.2%, 1/6/11         17,994,960
45,000,000 U.S. Treasury Bills, 0.2185%, 12/2/10     44,992,350
31,620,000 U.S. Treasury Bills, 0.247%, 11/18/10     31,616,520
 700,000   U.S. Treasury Bills, 0.3285%, 4/7/11         698,998
1,325,000  U.S. Treasury Bills, 0.3395%, 2/10/11      1,323,866
13,000,000 U.S. Treasury Bills, 0.1495, 12/30/10     12,996,815
                                                    $287,408,160
           Total U.S. Government Agency Obligations
           (Cost  $287,408,160)                     $287,408,160
           TOTAL INVESTMENT IN SECURITIES - 99.7 %
           (Cost  $287,408,160) (a)                 $287,408,160
           OTHER ASSETS AND LIABILITIES - 3.0 %     $   764,727
           TOTAL NET ASSETS - 100.0 %               $288,172,887


    (a) At October 31, 2010, cost for federal income tax purposes was $287,408,160.


            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities
            Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

            The following is a summary of the inputs used as of April 30, 2010, in valuing the Fund's assets:

                                    Level 1     Level 2    Level 3     Total
U.S. Government Agency Obligations    $0      $287,408,160  $0    $287,408,160
Total                                 $0      $287,408,160  $0    $287,408,160

               Pioneer Classic Balanced Fund
               Schedule of Investments  10/31/2010 (unaudited)


Shares                                                                   Value

              PREFERRED STOCKS - 0.4 %
              Banks - 0.1 %
              Diversified Banks - 0.1 %
500           US Bancorp Preferred, Floating Rate Note, 12/31/99 (Pe$ 396,906
              Total Banks                                           $ 396,906
              Diversified Financials - 0.3 %
              Diversified Financial Services - 0.3 %
905           Bank of America Corp., 7.25%, 12/31/49                $ 857,035
              Total Diversified Financials                          $ 857,035
              TOTAL PREFERRED STOCKS
              (Cost  $975,356)                                      $1,253,941

              COMMON STOCKS - 63.5 %
              Energy - 8.1 %
              Integrated Oil & Gas - 3.4 %
59,438        Exxon Mobil Corp.                                     $3,950,844
84,018        Royal Dutch Shell Plc (A.D.R.) (b)                     5,455,289
                                                                    $9,406,133
              Oil & Gas Drilling - 0.5 %
74,872        Nabors Industries, Inc. *                             $1,564,825
              Oil & Gas Equipment & Services - 1.0 %
21,648        Cameron International Corp. *                         $ 947,100
53,745        Halliburton Co. *                                      1,712,316
                                                                    $2,659,416
              Oil & Gas Exploration & Production - 2.5 %
20,823        Apache Corp.                                          $2,103,539
25,097        Devon Energy Corp.                                     1,631,807
41,079        EQT Corp. (b)                                          1,537,998
49,759        Southwestern Energy Co. *                              1,684,342
                                                                    $6,957,686
              Oil & Gas Storage & Transportation - 0.8 %
80,126        EL PASO Corp.                                         $1,062,471
46,114        Spectra Energy Corp.                                   1,096,130
                                                                    $2,158,601
              Total Energy                                          $22,746,661
              Materials - 3.6 %
              Diversified Metals & Mining - 1.4 %
15,166        Freeport-McMoRan Copper & Gold, Inc. (Class B)        $1,435,917
42,088        Rio Tinto Plc (A.D.R.) (b)                             2,740,771
                                                                    $4,176,688
              Fertilizers & Agricultural  Chemicals - 0.4 %
17,599        Monsanto Co.                                          $1,045,733
              Industrial Gases - 0.9 %
29,494        Air Products & Chemicals, Inc.                        $2,506,105
              Paper Packaging - 0.8 %
90,996        Packaging Corp of America                             $2,223,032
              Total Materials                                       $9,951,558
              Capital Goods - 7.8 %
              Aerospace & Defense - 1.6 %
8,666         Honeywell International, Inc.                         $ 408,255
10,424        Lockheed Martin Corp.                                   743,127
44,972        United Technologies Corp.                              3,362,556
                                                                    $4,513,938
              Electrical Component & Equipment - 2.6 %
118,123       Emerson Electric Co.                                  $6,484,953
11,591        Rockwell International Corp.                            722,931
                                                                    $7,207,884
              Industrial Conglomerates - 1.9 %
55,615        3M Co.                                                $4,683,895
24,237        Textron, Inc. (b)                                       503,887
                                                                    $5,187,782
              Industrial Machinery - 1.7 %
9,913         Illinois Tool Works, Inc.                             $ 453,024
70,668        Kennametal, Inc.                                       2,412,606
21,019        Snap-On, Inc.                                          1,071,969
16,210        SPX Corp.                                              1,087,043
                                                                    $5,024,642
              Total Capital Goods                                   $21,934,246
              Commercial Services & Supplies - 0.4 %
              Commercial Printing - 0.4 %
58,564        R.R. Donnelly & Sons Co.                              $1,080,506
              Total Commercial Services & Supplies                  $1,080,506
              Transportation - 0.9 %
              Air Freight & Couriers - 0.5 %
21,921        United Parcel Service                                 $1,476,160
              Railroads - 0.4 %
18,245        CSX Corp.                                             $1,121,155
              Total Transportation                                  $2,597,315
              Automobiles & Components - 0.4 %
              Auto Parts & Equipment - 0.4 %
34,562        Johnson Controls, Inc.                                $1,213,817
              Total Automobiles & Components                        $1,213,817
              Consumer Services - 2.2 %
              Restaurants - 2.2 %
77,644        McDonald's Corp.                                      $6,038,374
              Total Consumer Services                               $6,038,374
              Media - 4.1 %
              Broadcasting - 0.5 %
85,905        CBS Corp. (Class B)                                   $1,454,372
              Movies & Entertainment - 3.0 %
277,849       Regal Entertainment Group (b)                         $3,750,962
118,653       Viacom, Inc. (Class B)                                 4,578,819
                                                                    $8,329,781
              Publishing - 0.6 %
48,112        McGraw-Hill Co., Inc.                                 $1,811,417
              Total Media                                           $11,595,570
              Retailing - 0.6 %
              Computer & Electronics Retail - 0.2 %
28,269        Gamestop Corp. * (b)                                  $ 555,769
              Home Improvement Retail - 0.4 %
40,709        Home Depot, Inc.                                      $1,257,094
              Total Retailing                                       $1,812,863
              Food & Drug Retailing - 2.2 %
              Drug Retail - 2.2 %
110,148       CVS/Caremark Corp.                                    $3,317,658
83,136        Walgreen Co.                                           2,816,648
                                                                    $6,134,306
              Total Food & Drug Retailing                           $6,134,306
              Food, Beverage & Tobacco - 2.7 %
              Packaged Foods & Meats - 0.4 %
20,975        Kellogg Co.                                           $1,054,204
              Tobacco - 2.3 %
108,732       Phillip Morris International                          $6,360,822
              Total Food, Beverage & Tobacco                        $7,415,026
              Household & Personal Products - 0.3 %
              Household Products - 0.3 %
10,101        Colgate-Palmolive Co.                                 $ 778,989
              Total Household & Personal Products                   $ 778,989
              Health Care Equipment & Services - 1.5 %
              Health Care Distributors - 1.3 %
54,665        McKesson Corp.                                        $3,606,797
              Health Care Equipment - 0.2 %
12,855        Baxter International, Inc.                            $ 654,320
              Total Health Care Equipment & Services                $4,261,117
              Pharmaceuticals & Biotechnology - 6.4 %
              Biotechnology - 0.5 %
24,350        Cubist Pharmaceuticals, Inc. * (b)                    $ 566,868
24,076        Vertex Pharmaceuticals, Inc. * (b)                      922,833
                                                                    $1,489,701
              Pharmaceuticals - 5.9 %
106,213       Abbott Laboratories                                   $5,450,851
76,735        Bristol-Myers Squibb Co.                               2,064,172
119,493       Pfizer, Inc.                                           2,079,178
133,290       Teva Pharmaceutical Industries, Ltd.                   6,917,751
                                                                    $16,511,952
              Total Pharmaceuticals & Biotechnology                 $18,001,653
              Banks - 1.7 %
              Diversified Banks - 1.3 %
143,208       Wells Fargo  & Co.                                    $3,732,000
              Thrifts & Mortgage Finance - 0.4 %
65,030        New York Community Bancorp, Inc. (b)                  $1,100,958
              Total Banks                                           $4,832,958
              Diversified Financials - 5.8 %
              Asset Management & Custody Banks - 1.2 %
14,800        Franklin Resources, Inc.                              $1,697,560
16,945        State Street Corp.                                      707,623
39,978        The Bank of New York Mellon Corp.                      1,001,849
                                                                    $3,407,032
              Diversified Finance Services - 1.4 %
102,648       J.P. Morgan Chase & Co.                               $3,862,644
              Investment Banking & Brokerage - 3.2 %
6,126         Goldman Sachs Group, Inc.                             $ 985,980
166,933       Lazard, Ltd. (b)                                       6,159,828
39,103        Morgan Stanley                                          972,492
54,755        TD Ameritrade Holding Corp *                            935,763
                                                                    $9,054,063
              Total Diversified Financials                          $16,323,739
              Software & Services - 5.8 %
              Application Software - 1.8 %
50,019        Adobe Systems, Inc. *                                 $1,408,035
31,557        Citrix Systems, Inc. *                                 2,021,857
110,173       Nuance Communications, Inc. *                          1,730,818
                                                                    $5,160,710
              Data Processing & Outsourced Services - 0.9 %
92,847        *CA Western Union Co.                                 $1,634,107
3,839         MasterCard, Inc.                                        921,590
                                                                    $2,555,697
              Internet Software & Services - 1.3 %
5,931         Google, Inc. *                                        $3,635,644
              Systems Software - 1.7 %
39,080        Check Point Software Technologies, Ltd. * (b)         $1,670,670
124,489       Microsoft Corp.                                        3,316,387
                                                                    $4,987,057
              Total Software & Services                             $16,339,108
              Technology Hardware & Equipment - 3.9 %
              Communications Equipment - 2.7 %
219,780       Cisco Systems, Inc. *                                 $5,017,577
43,720        Qualcomm, Inc.                                         1,973,084
10,724        Research In Motion *                                    610,732
                                                                    $7,601,393
              Electronic Equipment & Instruments - 0.3 %
32,595        Flir Systems, Inc. * (b)                              $ 907,445
              Office Electronics - 0.9 %
213,836       Xerox Corp.                                           $2,501,881
              Total Technology Hardware & Equipment                 $11,010,719
              Semiconductors - 3.0%
              Semiconductor Equipment - 0.5 %
32,979        ASM Lithography Holdings NV (b)                       $1,104,961
12,263        Veeco Instruments, Inc. * (b)                           513,207
                                                                    $1,618,168
              Semiconductors - 2.5 %
28,317        Analog Devices, Inc.                                  $ 953,433
190,984       Intel Corp.                                            3,833,049
46,046        Microchip Technology (b)                               1,481,760
107,045       ON Semiconductor Corp. *                                821,035
                                                                    $7,089,277
              Total Semiconductors                                  $8,707,445
              Telecommunication Services - 1.4 %
              Integrated Telecommunication Services - 1.3 %
41,902        CenturyLink, Inc.                                     $1,733,905
169,175       Windstream Corp.                                       2,141,756
                                                                    $3,875,661
              Total Telecommunication Services                      $3,875,661
              Utilities - 0.3 %
              Multi-Utilities - 0.3 %
18,192        Sempra Energy                                         $ 972,903
              Total Utilities                                       $ 972,903
              TOTAL COMMON STOCKS
Principal     (Cost  $148,134,814)                                  $177,624,534
Amount
              ASSET BACKED SECURITIES - 1.7 %
              Materials - 0.1 %
              Steel - 0.1 %
207,000       HSBC Home Equity Loan, 5.63%, 3/20/36                 $ 221,920
              Total Materials                                       $ 221,920

              Food & Drug Retailing - 0.1 %
              Food Retail - 0.1 %
100,000       Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37      $ 101,750
200,000       Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37        192,357
              Total Food & Drug Retailing                           $ 294,107

              Banks - 1.0 %
              Diversified Banks - 0.1 %
375,269       Wells Fargo Home Equity Floating Rate Note, 4/25/37   $ 365,147
              Thrifts & Mortgage Finance - 0.9 %
299,509       ACE 2005-HE7 A2C Floating Rate Note, 11/25/35         $ 297,101
475,000       Citicorp Residential Mortgage Floating Rate Note, 7/25  463,508
60,084        Citigroup Mortgage Loan Trust, Floating Rate Note, 10/   59,903
335,210       Citigroup Mortgage Loan Trust, Floating Rate Note, 7/2  323,495
764,423       Countrywide Asset-Backed Certificates, Floating Rate N  709,568
250,000       LEAF II Receivables, 4.9%, 3/20/13                      251,138
233,108       Local Insight Media Finance LLC, 5.88%, 10/23/37        104,898
87,613        Option One Mortgage Loan Trust, Floating Rate Note, 11   82,267
100,000       Structured Asset Investment Loan, Floating Rate Note,    93,562
150,000       Structured Asset Securities Corp., 0.39375%, 3/25/37    129,075
                                                                    $2,514,515
              Total Banks                                           $2,879,662
              Diversified Financials - 0.3 %
              Diversified Financial Services - 0.2 %
53,466        Asset Backed Securities Corp., Floating Rate Note, 4/2$  51,885
202,694       DT Auto Owner Trust, 5.92%, 10/15/15                    203,590
72,262        Home Equity Asset Trust, 0.75719%, 11/25/35              68,024
231,955       Home Equity Asset Trust, Floating Rate Note, 12/25/35   214,639
                                                                    $ 538,138
              Total Diversified Financials                          $ 538,138
              Government - 0.3 %
5,036         Federal Home Loan Bank, 5.0%, 1/15/16                 $  5,045
14,420        Federal Home Loan Bank, 6.0%, 4/15/32                    14,738
344,529       Freddie Mac, 5.5%, 9/15/36                              349,246
430,076       Freddie Mac, 5.0%, 10/15/29                             442,168
54,874        Freddie Mac, 6.1%, 9/15/18                               55,614
                                                                    $ 866,811
              Total Government                                      $ 866,811
              TOTAL ASSET BACKED SECURITIES
              (Cost  $4,828,177)                                    $4,800,638

              COLLATERALIZED MORTGAGE OBLIGATIONS - 3.3 %
              Materials - 0.1 %
              Forest Products - 0.1 %
350,000       T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)            $ 350,969
              Total Materials                                       $ 350,969
              Banks - 1.6 %
              Thrifts & Mortgage Finance - 1.6 %
103,686       ABN Amro Mortgage Corp., 4.75%, 5/25/18               $ 105,206
89,914        American General Mortgage Loan, 5.15%, 3/25/40           94,585
638,231       Banc of America Alternative Loan Trust, 5.5%, 9/25/33   651,624
220,000       BCAP LLC Trust, 5.0%, 11/25/36                          229,329
228,505       Bear Stearns Adjustable Rate Mortgage, Floating Rate N  230,935
96,907        Chase Commercial Mortgage Securities Corp., Floating R   97,453
280,823       Chase Mortgage Finance Corp., Floating Rate Note, 2/25  284,638
800,000       Citigroup Mortgage Loan Trust, Floating Rate Note, 9/2  760,000
355,687       Countrywide Alternative, 5.0%, 7/25/18                  367,134
250,000       Countrywide Alternative, 5.125%, 3/25/34                256,376
170,095       CWHL 2004-5 1A1, 5.%, 6/25/34                           173,982
250,000       JP Morgan Chase Commercial Mortgage, 3.6159%, 11/15/43  252,347
452,305       LB-UBS Commercial Mortgage Trust, 4.553%, 7/15/30       453,160
74,790        Wachovia Bank Commercial Mortgage, 4.516%, 5/15/44       74,737
159,648       WaMu Mortgage Pass Trust, 4.82069%, 9/25/35             159,086
185,503       Wells Fargo Mortgage, 5.5%, 10/25/35                    187,666
140,450       Wells Fargo Mortgage Backed Security, 5.5%, 10/25/35    128,998
                                                                    $4,507,256
              Total Banks                                           $4,507,256
              Diversified Financials - 1.6 %
              Consumer Finance - 0.1 %
330,903       GMAC Mortgage Corp Loan Trust 5.5%, 11/25/33          $ 345,979
              Diversified Finance Services - 1.3 %
189,502       Bank of America Mortgage Securities, 5.75%, 1/25/35   $ 196,744
311,734       Bank of America Mortgage Securities, Floating Rate Not  302,437
399,600       Bank of America Mortgage Securities, Inc., 5.0%, 8/25/  400,065
450,000       Citicorp Mortgage Security, 5.5%, 4/25/35               464,184
1,203,199     Residential Accreditation Loans, Inc., 5.0%, 5/25/19   1,261,753
376,639       Residential Accreditation Loans, Inc., 5.0%, 3/25/19    386,758
416,464       Residential Accreditation Loans, Inc., 5.0%, 8/25/18    432,534
21,140        Residential Accreditation Loans, Inc., Floating Rate N   19,386
304,022       SARM 2004-12 7A1, Floating Rate Note, 2/25/34           285,851
110,532       Vericrest Opportunity Loan, 4.25%, 5/25/39              110,532
                                                                    $3,860,244
              Investment Banking & Brokerage - 0.1 %
217,384       Bear Stearns Commercial Mortgage, Floating Rate Note, $ 219,065
              Total Diversified Financials                          $4,425,288
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Cost  $9,005,606)                                    $9,283,513

              CORPORATE BONDS - 22.1 %
              Energy - 3.0 %
              Integrated Oil & Gas - 0.0 %
25,000        Petro-Canada, 4.0%, 7/15/13                           $  26,645
              Oil & Gas Drilling - 0.0 %
225,000       Pride International, 6.875%, 8/15/20                  $ 254,813
              Oil & Gas Equipment & Services - 0.2 %
200,000       Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)  $ 171,000
355,000       Weatherford International, Ltd., 9.625%, 3/1/19         468,816
                                                                    $ 639,816
              Oil & Gas Exploration & Production - 0.7 %
175,000       Canadian National Resources, 5.9%, 2/1/18             $ 206,641
1,000,000     Devon Energy Corp., 5.625%, 1/15/14                    1,128,723
250,000       Ras Laffan LNG 3, 4.5%, 9/30/12 (144A)                  261,963
400,000       TNK-BP Finance SA, 7.5%, 3/13/13 (144A)                 433,500
                                                                    $2,030,827
              Oil & Gas Refining & Marketing - 0.5 %
360,000       Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)         $ 415,370
525,000       Spectra Energy Capital, 6.2%, 4/15/18                   606,154
370,000       Valero Energy Corp., 9.375%, 3/15/19                    474,192
                                                                    $1,495,716
              Oil & Gas Storage & Transportation - 1.4 %
90,000        Boardwalk Pipelines LLC, 5.5%, 2/1/17                 $  98,683
125,000       Buckeye Partners LP, 6.05%, 1/15/18                     141,088
385,000       DCP Midstream, 9.75%, 3/15/19                           509,868
400,000       Enterprise Products Operating, 7.0%, 6/1/67             388,000
550,000       Kinder Morgan Energy, 5.95%, 2/15/18                    628,591
320,000       NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)                345,256
450,000       Plains All America Pipeline, 6.125%, 1/15/17            512,468
425,000       Questar Pipeline Co., 5.83%, 2/1/18                     497,657
240,000       Rockies Express Pipeline LLC, 5.625%, 4/15/20           242,885
200,000       Spectra Energy Capital LLC, 6.75%, 7/15/18              230,826
390,000       Williams Cos Inc/The, 7.75%, 6/15/31                    435,508
                                                                    $4,030,830
              Total Energy                                          $8,478,647
              Materials - 1.3 %
              Aluminum - 0.1 %
180,000       Alcoa, Inc., 6.15%, 8/15/20                           $ 189,993
              Construction Materials - 0.0 %
125,000       Holcim, Ltd., 6.0%, 12/30/19 (144A)                   $ 135,866
              Diversified Metals & Mining - 0.4 %
450,000       AngloGold Ashanti Holdings, 5.375%, 4/15/20           $ 480,599
350,000       Gold Fields Orogen Holding BVI, 4.875%, 10/7/20 (b)     343,538
425,000       Inco, Ltd., 7.2%, 9/15/32                               467,343
                                                                    $1,291,480
              Fertilizers & Agricultural  Chemicals - 0.2 %
450,000       Agrium, Inc., 6.75%, 1/15/19                          $ 530,103
30,000        Potash Corp. Saskatchewan, 4.875%, 3/1/13                32,198
                                                                    $ 562,301
              Industrial Gases - 0.2 %
460,000       Airgas, Inc., 2.85%, 10/1/13                          $ 471,562
              Specialty Chemicals - 0.1 %
310,000       Cytec Industries, Inc.,. 8.95%, 7/1/17                $ 388,907
              Steel - 0.2 %
230,000       ArcelorMittal, 6.125%, 6/1/18                         $ 251,541
195,000       Commercial Metals Co., 7.35%, 8/15/18                   207,414
                                                                    $ 458,955
              Total Materials                                       $3,499,064
              Capital Goods - 0.8 %
              Building Products - 0.1 %
390,000       MASCO Corp., 7.125%, 3/15/20                          $ 409,369
              Construction & Farm Machinery & Heavy Trucks - 0.0 %
45,000        Cummins, Inc., 6.75%, 2/15/27                         $  47,509
              Industrial Conglomerates - 0.3 %
500,000       Cargill, Inc., 5.2%, 1/22/13 (144A)                   $ 541,772
175,000       Tyco International Finance SA, 8.5%, 1/15/19            231,248
                                                                    $ 773,020
              Industrial Machinery - 0.2 %
500,000       Ingersoll-Rand Global Holding, 9.5%, 4/15/14          $ 619,608
150,000       Valmont Industries, Inc. 6.625%, 4/20/20                156,032
                                                                    $ 775,640
              Trading Companies & Distributors - 0.1 %
300,000       Glencore Funding LLC, 6.0%, 4/15/14 (144A)            $ 312,835
              Total Capital Goods                                   $2,318,373
              Commercial Services & Supplies - 0.1 %
              Office Services & Supplies - 0.1 %
350,000       Pitney Bowes, Inc., 5.6%, 3/15/18                     $ 373,767
              Total Commercial Services & Supplies                  $ 373,767
              Transportation - 0.0 %
              Airlines - 0.0 %
7,428         Continential Airlines, 6.648%, 9/15/17                $  7,799
              Total Transportation                                  $  7,799
              Automobiles & Components - 0.2 %
              Auto Parts & Equipment - 0.2 %
460,000       TRW Automotive, Inc., 7.25%, 3/15/17                  $ 489,900
              Automobile Manufacturers - 0.0 %
55,000        Hyundai Motor Manufacturer, 4.5%, 4/15/15             $  58,008
70,000        Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)      74,893
                                                                    $ 132,901
              Total Automobiles & Components                        $ 622,801
              Consumer Durables & Apparel - 0.4 %
              Household Appliances - 0.2 %
500,000       Whirlpool Corp., 5.5%, 3/1/13                         $ 536,674
              Housewares & Specialties - 0.2 %
510,000       Fortune Brands, Inc., 3.0%, 6/1/12                    $ 519,212
              Total Consumer Durables & Apparel                     $1,055,886
              Consumer Services - 0.1 %
              Education Services - 0.1 %
300,000       Leland Stanford Junior University, 4.75%, 5/1/19      $ 334,110
              Total Consumer Services                               $ 334,110
              Media - 0.9 %
              Broadcasting - 0.5 %
400,000       Cox Communications, 7.125%, 10/1/12                   $ 443,194
512,000       News America, Inc., 7.3%, 4/30/28                       580,793
500,000       Intelsat Subsidiary Holding Co., 8.5%, 1/15/13          504,375
                                                                    $1,528,362
              Cable & Satellite - 0.3 %
125,000       British Sky Broadcasting, 6.1%, 2/15/18 (144A)        $ 144,303
80,000        Comcast Corp., 5.3%, 1/15/14                             89,403
400,000       Time Warner Cable, Inc., 5.0%, 2/1/20                   434,047
100,000       Time Warner Cable, Inc., 8.25%, 4/1/19                  130,147
50,000        Time Warner Cable, Inc., 8.75, 2/14/19                   66,538
                                                                    $ 864,438
              Total Media                                           $2,392,800
              Retailing - 0.2 %
              Internet Retail - 0.2 %
425,000       Expedia, Inc., 5.95%, 8/15/20 (144A)                  $ 431,641
              Total Retailing                                       $ 431,641
              Food, Beverage & Tobacco - 0.2 %
              Agricultural Products - 0.2 %
410,000       Viterra, Inc., 5.95%, 8/1/20                          $ 405,072
              Brewers - 0.0 %
55,000        Anheuser-Busch InBev Worldwide, Inc, 7.75%, 1/15/19 (1$  71,124
35,000        Miller Brewing Co., 5.5%, 8/15/13 (144A)                 38,550
                                                                    $ 109,674
              Soft Drinks - 0.0 %
35,000        Bottling Group LLC, 5.0%, 11/15/13                    $  39,262
              Total Food, Beverage & Tobacco                        $ 554,008
              Household & Personal Products - 0.0 %
              Personal Products - 0.0 %
100,000       Avon Products, Inc., 6.5%, 3/1/19                     $ 122,395
              Total Household & Personal Products                   $ 122,395
              Pharmaceuticals & Biotechnology - 0.4 %
              Biotechnology - 0.4 %
675,000       Biogen Idec, Inc., 6.0%, 3/1/13                       $ 739,378
285,000       Genzyme Corp., 3.625%, 6/15/15                          303,377
                                                                    $1,042,755
              Total Pharmaceuticals & Biotechnology                 $1,042,755
              Banks - 2.5 %
              Diversified Banks - 0.6 %
270,000       Barclays Bank Plc, 5.2%, 7/10/14                      $ 300,857
705,000       Barclays Plc, 6.05%, 12/4/17                            771,575
450,000       BNP Paribas, 1.34438%, 4/27/17                          438,178
250,000       Kazkommerts International BV, 8.0%, 11/3/15             238,125
                                                                    $1,748,735
              Regional Banks - 1.8 %
250,000       American Express Bank FSB, 5.5%, 4/16/13              $ 272,644
250,000       BB&T Corp., 5.7%, 4/30/14                               282,120
500,000       Branch Banking & Trust Co., 4.875%, 1/15/13 (b)         532,542
875,000       KeyBank NA, 5.8%, 7/1/14                                958,934
250,000       Keycorp, 6.5%, 5/14/13                                  275,095
450,000       Mellon Funding Corp., 5.5%, 11/15/18                    510,125
1,000,000     PNC Financial Services Group, Floating Rate Note, 5/29 1,048,779
450,000       Sovereign Bancorp, 8.75%, 5/30/18                       525,488
700,000       Wells Fargo & Co., Floating Rate Note, 12/29/49         726,250
                                                                    $5,131,977
              Total Banks                                           $6,880,712
              Diversified Financials - 5.5 %
              Asset Management & Custody Banks - 0.2 %
210,000       Ameriprise Financial, Inc., 5.3%, 3/15/20             $ 230,538
135,000       Eaton Vance Corp., 6.5%, 10/2/17                        159,480
100,000       Franklin Resources, 3.125%, 5/20/15                     105,630
220,000       State Street Corp., 4.3%, 5/30/14                       243,044
                                                                    $ 738,692
              Consumer Finance - 0.6 %
375,000       American General Finance, 6.9%, 12/15/17              $ 312,188
260,000       American Honda Financial, 6.7%, 10/1/13 (144A)          297,708
360,000       Capital One Bank USA NA, 8.8%, 7/15/19                  456,627
415,000       Capitial One Capital VI, 8.875%, 5/15/40                437,825
265,000       SLM Corp., Floating Rate Note, 7/25/14                  240,342
                                                                    $1,744,690
              Diversified Financial Services - 2.1 %
290,000       Alterra Finance LLC, 6.25%, 9/30/20                   $ 290,601
500,000       Bank of America Corp., 6.25%, 4/15/12                   531,969
250,000       Crown Castle Towers LLC, 5.495%, 1/15/17 (144A)         272,506
240,000       Crown Castle Towers LLC, 4.883%, 8/15/20                244,503
140,000       Crown Castle Towers LLC, 6.113%, 1/15/20                155,708
760,000       GATX  Corp., 5.5%, 2/15/12                              791,754
420,000       General Electric Capital Corp., 6.75%, 3/15/32          468,477
250,000       General Electric Capital Corp., 5.625%, 9/15/17         280,311
100,000       Hyundai Capital Services, Inc., 6.0%, 5/5/15            109,760
2,050,000     JPMorgan Chase & Co., 7.9%, 4/29/49 (b)                2,185,321
114,990       PF Export Receivable Master Trust, 6.436%, 6/1/15 (144  122,177
496,156       Power Receivables Finance LLC, 6.29%, 1/1/12 (144A) (b  496,260
                                                                    $5,949,347
              Investment Banking & Brokerage - 1.8 %
100,000       Alta Wind Holdings, Ltd., 7.0%, 6/30/35 (144A)        $ 106,262
500,000       Charles Schwab Corp., 4.95%, 6/1/14                     558,059
2,060,000     Goldman Sachs Capital, Floating Rate Note, 12/29/49    1,769,025
385,000       Jefferies Group, Inc., 6.875%, 4/15/21                  409,769
235,000       Macquarie Group, Ltd., 7.625%, 8/13/19                  271,784
250,000       Macquarie Group, Ltd., 6.0%, 1/14/20                    260,480
200,000       Merrill Lynch & Co., 5.45%, 2/5/13                      212,837
750,000       Morgan Stanley, 4.0%, 9/22/20                           752,153
500,000       Morgan Stanley, 5.0%, 8/31/25                           496,847
250,000       Morgan Stanley, 5.5%, 1/26/20                           260,222
                                                                    $5,097,438
              Specialized Finance - 0.7 %
600,000       Cantor Fitzgerald LP, 7.875%, 10/15/19                $ 626,613
100,000       Private Export Funding Corp., 4.55%, 5/15/15            113,110
1,000,000     Private Export Funding Corp., 5.0%, 12/15/16           1,173,768
                                                                    $1,913,491
              Total Diversified Financials                          $15,443,658
              Insurance - 2.2 %
              Insurance Brokers - 0.1 %
250,000       Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)     $ 260,265
              Life & Health Insurance - 1.0 %
150,000       Aflac, Inc., 8.5%, 5/15/19                            $ 192,052
420,000       Delphi Financial Group, Inc., 7.875%, 1/31/20           467,305
280,000       Lincoln National Corp., 6.05%, 4/20/67                  259,000
160,000       Lincoln National Corp., 8.75%, 7/1/19                   206,314
500,000       MetLife, Inc., 5.375%, 12/15/12                         541,163
365,000       MetLife, Inc., 10.75%, 8/1/39                           492,750
335,000       Protective Life Corp., 7.375%, 10/15/19                 374,733
275,000       Prudential Financial, 5.15%, 1/15/13                    295,688
                                                                    $2,829,005
              Multi-Line Insurance - 0.5 %
730,000       Liberty Mutual Group, 7.0%, 3/15/37 (144A)            $ 683,690
500,000       Liberty Mutual Group, 7.3%, 6/15/14 (144A)              554,927
200,000       Loew Corp., 5.25%, 3/15/16                              225,919
                                                                    $1,464,536
              Property & Casualty Insurance - 0.2 %
100,000       Hanover Insurance Group, 7.625%, 10/15/25             $ 101,583
400,000       The Hanover Insurance Group, Inc., 7.5%, 3/1/20         441,916
100,000       The Hanover Insurance Group, Inc., 8.207%, 2/3/27        88,500
                                                                    $ 631,999
              Reinsurance - 0.4 %
450,000       Platinum Underwriters HD, 7.5%, 6/1/17                $ 498,132
275,000       Reinsurance Group, 6.45%, 11/15/19                      301,552
240,000       Validus Holdings, Ltd., 8.875%, 1/26/40                 258,465
                                                                    $1,058,149
              Total Insurance                                       $6,243,954
              Real Estate - 2.0 %
              Diversified Real Estate Activities - 0.1 %
235,000       WEA Finance LLC, 7.125%, 4/15/18                      $ 278,180
              Diversified Real Estate Investment Trust - 0.2 %
440,000       Dexus Finance Pty, Ltd., 7.125%, 10/15/14             $ 500,059
140,000       Digital Realty Trust LP, 4.5%, 7/15/15 (144A)           145,495
60,000        Digital Realty Trust LP, 5.875%, 2/1/20 (144A)           63,789
                                                                    $ 709,343
              Office Real Estate Investment Trust - 0.2 %
50,000        Mack-Cali Realty Corp., 7.75%, 8/15/19                $  60,226
500,000       Mack-Cali Realty LP, 5.125%, 2/15/14                    532,743
                                                                    $ 592,969
              Retail Real Estate Investment Trust - 0.5 %
245,000       Developers Diversified Realty, 7.5%, 4/1/17           $ 262,303
140,000       Simon Property Group LP, 6.75%, 5/15/14                 161,581
500,000       Simon Property Group LP, 5.0%, 3/1/12                   517,353
435,000       Tanger Factory Outlet Centers, Inc., 6.15%, 11/15/15    489,777
                                                                    $1,431,014
              Specialized Real Estate Investment Trust - 1.0 %
700,000       Health Care REIT, Inc., 6.2%, 6/1/16                  $ 800,331
210,000       Healthcare Realty Trust, Inc., 6.5%, 1/17/17            230,619
475,000       Hospitality Properties Trust, 7.875%, 8/15/14           534,193
365,000       Senior Housing Properties Trust, 6.75%, 4/15/20         386,900
500,000       Ventas Realty LP / V, 6.5%, 6/1/16                      526,355
210,000       Ventas Realty LP / V, 6.5%, 6/1/16                      221,069
                                                                    $2,699,467
              Total Real Estate                                     $5,710,973
              Software & Services - 0.2 %
              Data Processing & Outsourced Services - 0.0 %
100,000       First Data Corp., 9.875%, 9/24/15                     $  84,500
              Internet Software & Services - 0.1 %
340,000       GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)         $ 353,464
              Total Software & Services                             $ 437,964
              Technology Hardware & Equipment - 0.0 %
              Office Electronics - 0.0 %
40,000        Xerox Corp., 8.25%, 5/15/14                           $  48,104
              Total Technology Hardware & Equipment                 $  48,104
              Semiconductors - 0.0%
              Semiconductor Equipment - 0.0 %
185,000       Klac Instruments Corp., 6.9%, 5/1/18                  $ 212,309
              Total Semiconductors                                  $ 212,309
              Telecommunication Services - 0.9 %
              Integrated Telecommunication Services - 0.6 %
335,000       Embarq Corp., 7.082%, 6/1/16                          $ 382,515
350,000       France Telecom, 4.375%, 7/8/14                          386,530
500,000       Telecom Italia Capital SA, 7.175%, 6/18/19              602,886
300,000       Telecom Italia Capital, 5.25%, 11/15/13                 326,216
150,000       Verizon Communications, Inc., 8.75%, 11/1/18            206,220
                                                                    $1,904,367
              Wireless Telecommunication  Services - 0.2 %
500,000       Vodafone Group Plc, 5.375%, 1/30/15                   $ 568,239
              Total Telecommunication Services                      $2,472,606
              Utilities - 1.1 %
              Electric Utilities - 0.9 %
175,000       CenterPoint Energy Houston Electric LLC, 7.0%, 3/1/14 $ 206,582
225,000       Commonwealth Edison, 6.15%, 9/15/17                     265,404
270,000       Enel Finance International SA, 5.125%, 10/7/19 (144A)   292,524
174,207       FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)     181,806
87,200        FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)      85,347
200,000       Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)      227,296
125,000       Nevada Power Co., 6.5%, 8/1/18                          151,049
615,000       NY State Gas and Electric, 6.15%, 12/15/17 (144A)       671,715
128,178       Orcal Geothermal, 6.21%, 12/30/20 (144A)                126,008
100,000       Public Service of New Mexico, 7.95%, 5/15/18            109,999
250,000       West Penn Power Co., 5.95%, 12/15/17                    278,057
                                                                    $2,595,787
              Independent Power Producer & Energy Traders - 0.0 %
232,123       Coso Geothermal Power Holdings, 7.0%, 7/15/26 (144A)  $ 240,320
              Multi-Utilities - 0.1 %
300,000       NSG Holdings, Inc., 7.75%, 12/15/25                   $ 272,625
              Total Utilities                                       $3,108,732
              TOTAL CORPORATE BONDS
              (Cost  $54,957,640)                                   $61,793,058

              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.3 %
229,709       Fannie Mae, 5.45%, 12/25/20                           $ 250,919
413,948       Fannie Mae, Floating Rate Note, 3/25/39                 437,620
224,041       Federal Home Loan Mortgage Corp., 5.0%, 11/1/34         239,489
80,116        Federal Home Loan Mortgage Corp., 5.5%, 10/1/16          86,708
172,083       Federal Home Loan Mortgage Corp., 5.5%, 11/1/34         186,053
83,578        Federal Home Loan Mortgage Corp., 6.0%, 4/1/33           92,726
79,823        Federal Home Loan Mortgage Corp., 6.5%, 10/1/33          90,127
130,028       Federal Home Loan Mortgage Corp., 6.5%, 5/1/32          146,801
136,312       Federal Home Loan Mortgage Corp., 7.0%, 10/1/46         150,789
212,141       Federal Home Loan Mortgage Corp., Floating Rate Note,   221,039
230,989       Federal National Mortgage Association, 4.5%, 11/1/20    246,556
1,660,202     Federal National Mortgage Association, 4.5%, 6/1/39    1,783,568
645,058       Federal National Mortgage Association, 5.0%, 11/1/38    686,072
64,893        Federal National Mortgage Association, 5.0%, 12/1/17     69,843
56,373        Federal National Mortgage Association, 5.0%, 3/1/33      60,375
146,783       Federal National Mortgage Association, 5.0%, 5/1/18     159,215
394,438       Federal National Mortgage Association, 5.0%, 6/1/37     419,631
587,227       Federal National Mortgage Association, 5.5%, 10/1/35    634,442
139,032       Federal National Mortgage Association, 5.5%, 12/1/34    150,576
427,146       Federal National Mortgage Association, 5.5%, 12/1/35    461,490
31,255        Federal National Mortgage Association, 5.5%, 2/1/18      34,332
45,565        Federal National Mortgage Association, 5.5%, 3/1/34      49,314
540,238       Federal National Mortgage Association, 5.5%, 5/1/37     580,467
21,363        Federal National Mortgage Association, 5.5%, 7/1/23      23,166
99,814        Federal National Mortgage Association, 5.5%, 8/1/14     104,813
19,908        Federal National Mortgage Association, 5.5%, 9/1/17      21,624
16,668        Federal National Mortgage Association, 6.0%, 1/1/29      18,584
2,765         Federal National Mortgage Association, 6.0%, 1/1/29      3,031
479,522       Federal National Mortgage Association, 6.0%, 10/1/37    521,448
176,435       Federal National Mortgage Association, 6.0%, 12/1/33    195,500
184,979       Federal National Mortgage Association, 6.0%, 12/1/37    201,152
14,311        Federal National Mortgage Association, 6.0%, 3/1/33      15,857
17,062        Federal National Mortgage Association, 6.0%, 8/1/32      18,959
6,194         Federal National Mortgage Association, 6.0%, 9/1/29      6,898
27,625        Federal National Mortgage Association, 6.5%, 10/1/32     31,188
63,237        Federal National Mortgage Association, 6.5%, 12/1/21     70,144
55,791        Federal National Mortgage Association, 6.5%, 4/1/29      63,524
23,244        Federal National Mortgage Association, 6.5%, 7/1/29      26,330
73,956        Federal National Mortgage Association, 6.5%, 9/1/32      84,783
198,711       Federal National Mortgage Association, 7.0%, 1/1/36     223,883
103,904       Federal National Mortgage Association, 7.0%, 10/1/19    117,600
1,176         Federal National Mortgage Association, 7.0%, 3/1/12      1,208
2,301         Federal National Mortgage Association, 8.0%, 10/1/30     2,607
6,157         Federal National Mortgage Association, 8.0%, 2/1/29      7,180
944           Federal National Mortgage Association, 8.0%, 2/1/30      1,106
10,747        Federal National Mortgage Association, 8.0%, 3/1/31      12,582
2,844         Federal National Mortgage Association, 8.0%, 4/1/20      3,320
1,001         Federal National Mortgage Association, 8.0%, 4/1/30      1,171
506           Federal National Mortgage Association, 8.0%, 5/1/31       592
1,107         Federal National Mortgage Association, 8.0%, 7/1/30      1,295
85,919        Government National Mortgage Association, 4.5%, 4/15/3   91,852
353,754       Government National Mortgage Association, 5.0%, 2/15/1  380,960
372,468       Government National Mortgage Association, 5.0%, 2/15/1  401,114
416,765       Government National Mortgage Association, 5.0%, 5/15/1  448,818
619,176       Government National Mortgage Association, 5.0%, 6/15/1  663,005
721,934       Government National Mortgage Association, 5.0%, 8/15/1  779,712
54,469        Government National Mortgage Association, 5.5%, 8/15/3   59,405
48,819        Government National Mortgage Association, 5.5%, 9/15/3   53,762
91,537        Government National Mortgage Association, 6.0%, 10/15/  101,488
866           Government National Mortgage Association, 6.0%, 4/15/1    941
2,585         Government National Mortgage Association, 6.0%, 8/15/1   2,726
117,559       Government National Mortgage Association, 6.0%, 9/15/3  130,044
849,907       Government National Mortgage Association, 6.0%, 9/15/3  939,106
71,382        Government National Mortgage Association, 6.5%, 10/15/   81,305
174,603       Government National Mortgage Association, 6.5%, 11/20/  198,359
99,698        Government National Mortgage Association, 6.5%, 12/15/  113,183
123,942       Government National Mortgage Association, 6.5%, 5/15/3  140,707
80,331        Government National Mortgage Association, 6.5%, 5/15/3   90,544
87,542        Government National Mortgage Association, 6.5%, 6/15/3   98,891
5,086         Government National Mortgage Association, 7.0%, 4/15/2   5,891
1,219         Government National Mortgage Association, 7.0%, 8/15/2   1,412
6,491         Government National Mortgage Association, 7.5%, 1/15/3   7,552
6,023         Government National Mortgage Association, 7.5%, 9/20/2   6,975
3,797         Government National Mortgage Association, 8.0%, 2/15/3   3,985
165,569       Government National Mortgage Association II, 5.5%, 2/2  180,090
500,000       Tennessee Valley Authority, 6.25%, 12/15/17             628,508
1,020,000     U.S. Treasury Bonds, 5.25%, 11/15/28                   1,249,978
1,750,000     U.S. Treasury Notes 3.125%, 5/15/19                    1,855,821
500,000       U.S. Treasury Notes 3.625%, 2/15/20                     545,899
700,000       U.S. Treasury Notes, 3.0%, 2/28/17                      755,016
300,000       U.S. Treasury Notes, 3.375%, 11/15/19                   322,008
510,000       U.S. Treasury Notes, 5.375%, 2/15/31                    633,675
                                                                    $19,990,429
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost  $19,080,223)                                   $19,990,429

              FOREIGN GOVERNMENT BOND - 0.1 %
225,000       France Government Bond OAT, 4.0%, 4/25/14             $ 338,780
              TOTAL FOREIGN GOVERNMENT BOND
              (Cost  $348,372)                                      $ 338,780

              MUNICIPAL BONDS - 0.8 %
              Miscellaneous - 0.4 %
1,000,000     State of California, 5.45%, 4/1/15                    $1,074,117
              Total Miscellaneous                                   $1,074,117
              Government - 0.4 %
              Municipal General - 0.4 %
270,000       OH INFRA-TXB-2-BABS, 3.0%, 6/15/15                    $ 280,163
420,000       State of California, 6.2%, 3/1/19                       457,876
500,000       State of Illinois, 1.395%, 2/1/11                       499,925
                                                                    $1,237,964
              Total Government                                      $1,237,964
              TOTAL MUNICIPAL BONDS
              (Cost  $2,194,457)                                    $2,312,081

              TEMPORARY CASH INVESTMENTS - 7.2 %
              Securities Lending Collateral  - 7.2 % (c )
              Certificates of Deposit:
559,170       Bank of Nova Scotia, 0.37%, 9/29/11                   $ 559,170
391,419       BBVA Group NY, 0.61%, 7/26/11                           391,419
559,170       BNP Paribas Bank NY, 0.38%, 11/8/10                     559,170
279,585       BNP Paribas Bank NY, 0.3%, 1/20/11                      279,585
559,170       Canadian Imperial Bank of Commerce NY, 0.29%, 4/27/11   559,170
279,585       DNB Nor Bank ASA NY, 0.27%, 11/10/10                    279,585
559,170       Nordea New York, 0.5%, 12/10/10                         559,170
559,170       RoboBank Netherland NV NY, 0.44%, 8/8/11                559,170
559,170       Royal Bank of Canada NY, 0.26%, 1/21/11                 559,170
559,170       SocGen NY,  0.34%, 11/10/10                             559,170
279,585       Svenska NY,  0.275%, 11/12/10                           279,585
                                                                    $5,144,364

              Commercial Paper:
335,502       American Honda Finance, 0.28%, 5/4/11                 $ 335,502
224,791       American Honda Finance, 1.04%, 6/20/11                  224,791
205,626       Australia & New Zealand Banking Group, 1.04%, 8/4/11    205,626
570,398       Caterpillar Financial Services Corp., 1.04%, 6/24/11    570,398
615,087       CBA, 0.31%, 1/3/11                                      615,087
391,267       CHARFD, 0.31%, 12/14/10                                 391,267
335,418       CLIPPR, 0.28%, 12/1/10                                  335,418
493,408       FAIRPP, 0.3%, 11/9/10                                   493,408
223,614       FASCO, 0.27%, 12/1/10                                   223,614
559,236       Federal Home Loan Bank, 0.37%, 6/1/11                   559,236
279,573       GE Corp., 0.34%, 1/26/11                                279,573
55,886        General Electric Capital Corp., 0.37%, 6/6/11            55,886
223,614       OLDLLC, 0.27%, 12/1/10                                  223,614
306,383       OLDLLC, 0.27%, 12/2/10                                  306,383
558,564       SEB, 0.0%, 2/7/11                                       558,564
279,414       SOCNAM, 0.0%, 1/14/11                                   279,414
279,507       SRCPP, 0.27%, 12/6/10                                   279,507
419,498       STRAIT, 0.25%, 12/8/10                                  419,498
279,434       TBLLC, 0.0%, 1/10/11                                    279,434
279,516       TBLLC, 0.27%, 12/2/10                                   279,516
559,170       Toyota Motor Credit Corp., 0.44%, 9/8/11                559,170
340,649       VARFUN, 0.35%, 1/20/11                                  340,649
335,512       Wachovia, 0.39%, 3/22/11                                335,512
223,845       Wachovia, 0.42%, 10/15/11                               223,845
559,170       Westpac, 0.31%, 07/29/11                                559,170
                                                                    $8,934,082

              Tri-party Repurchase Agreements:
1,493,777     Barclays Capital Markets,  0.22%, 11/1/10             $1,493,777
1,118,339     Deutsche Bank Securites, Inc., 0.21%, 11/1/10          1,118,339
1,118,339     HSBC Bank USA NA, 0.22% 11/1/10                        1,118,339
559,170       RBS Securities, Inc., 0.22%, 11/1/10                    559,170
                                                                    $4,289,625
Shares        Money Market Mutual Funds:
559,162       BlackRock Liquidity Temporary Cash Fund               $ 559,162
559,170       Dreyfus Preferred Money Market Fund                     559,170
559,170       Fidelity Prime Money Market Fund                        559,170
                                                                    $1,677,502

              Total Securities Lending Collateral                   $20,045,573
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost  $20,045,573)                                   $20,045,573

              TOTAL INVESTMENT IN SECURITIES - 106.4%
              (Cost  $259,085,492) (a)                              $297,442,547

              OTHER ASSETS AND LIABILITIES - (6.4)%
$(17,917,652)

              TOTAL NET ASSETS - 100.0%                             $279,524,895

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At
              October 31, 2010, the value of these securities amounted to $8,910,601 or 3.2% of total net assets.

(a) At October 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $259,085,492 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost             $45,331,654

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value              (6,974,599)

              Net unrealized gain                                   $38,357,055

(b)           At October 31, 2010, the following securities were out on loan:

Principal
Amount                               Security                          Value
400,000       Branch Banking & Trust Co., 4.875%, 1/15/13           $ 426,034
340,000       Gold Fields Orogen Holding BVI, 4.875%, 10/7/20         333,723
689,000       JPMorgan Chase & Co., 7.9%, 4/29/49                     734,481
490,000       Power Receivables Finance LLC, 6.29%, 1/1/12 (144A)     490,103
Shares
10,000        ASM Lithography Holdings NV                             335,050
38,600        Check Point Software Technologies, Ltd. *              1,650,150
8,100         Cubist Pharmaceuticals, Inc. *                          188,568
19,000        EQT Corp.                                               711,360
29,000        Flir Systems, Inc. *                                    807,360
27,900        Gamestop Corp. *                                        548,514
18,700        Lazard, Ltd.                                            690,030
44,900        Microchip Technology                                   1,444,882
62,400        New York Community Bancorp, Inc.                       1,056,432
76,100        Regal Entertainment Group                              1,027,350
35,000        Rio Tinto Plc (A.D.R.)                                 2,279,200
82,100        Royal Dutch Shell Plc (A.D.R.)                         5,330,753
14,500        Textron, Inc.                                           301,455
12,100        Veeco Instruments, Inc. *                               506,385
23,500        Vertex Pharmaceuticals, Inc. *                          900,755
              Total                                                 $19,762,586

(c) Securities lending collateral is managed by Credit Suisse, New York Branch.


               Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of April 30, 2010, in valuing the Fund's assets:
                                Level 1     Level 2    Level 3    Total
Asset backed securities           $0     $4,800,638      $0    $4,800,638
Collateralized mortgage oblig      0      9,283,513       0     9,283,513
Corporate bonds                    0     61,793,058       0    63,793,058
Municipal bonds                    0      2,312,081       0     2,312,081
U.S. government agency oblig       0     19,990,429       0    19,990,429
Common stocks            177,624,534              0       0   177,624,534
Preferred stock            1,253,941              0       0     1,253,941
foreign government bonds           0        338,780       0       338,780
Temporary cash investments         0     18,638,071       0    18,638,071
Money market mutual fund   1,677,502              0       0     1,677,502
Total                   $180,555,977   $116,886,570      $0  $297,442,547



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust IV

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 30, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 30, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date December 30, 2010

* Print the name and title of each signing officer under his or her signature.